PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Fair Value of Pension Plan Investments (Details) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	$ 182.2	$ 181.7	$ 233.9
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	7.5	4.6
Level 1 | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	7.5	4.6
Level 1 | U.S. government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	0.0	0.0
Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	0.0	0.0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	77.8	77.7
Level 2 | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	0.0	0.0
Level 2 | U.S. government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	14.0	19.8
Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	63.8	57.9
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	0.0	0.0
Level 3 | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	0.0	0.0
Level 3 | U.S. government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	0.0	0.0
Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	0.0	0.0
Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	85.3	82.3
Fair Value, Inputs, Level 1, 2 and 3 | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	7.5	4.6
Fair Value, Inputs, Level 1, 2 and 3 | U.S. government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	14.0	19.8
Fair Value, Inputs, Level 1, 2 and 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	63.8	57.9
Investments measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan investments	$ 96.9	$ 99.4